Consolidated Interim Statements of the Financial Position	Sep. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)		Dec. 31, 2022 CAD ($)
Assets
Cash	$ 5,863,843	$ 3,113,934		$ 2,392,871
Funds held in escrow
Accounts receivables	194,815	189,434		227,804
Prepaid expenses	71,914	25,372		825,563
Total Current Assets	6,130,572	3,328,740		3,446,238
Intangible assets	27,861,936	33,463,103	[1]	46,161,855	[1]
Property and equipment	5,124	9,525	[1]	295,115	[1]
Total Assets	33,997,632	36,801,368		49,903,208
Liabilities
Trade payables and accrued liabilities	352,672	258,515		154,361
Related Parties	247,625	450,048		37,094
Deferred revenue	22,810	131,794		219,068
Long term loan – current portion	49,886	46,680		47,740
Total Current Liabilities	672,993	887,037		458,263
Long term loan		38,427		88,231
Warrants		958,146
Derivative warrants liabilities	30,295,919	958,146
Liabilities for employee benefits	98,868	91,533		86,015
Total Liabilities	31,067,780	1,975,143		632,509
Shareholders’ equity
Share capital	63,478,612	59,367,042		54,806,522
Share purchase warrants reserve				639,879
Shares to be issued		53,567		41,875
Share-based payment reserve	69,348	711,267		570,446
Translation differences reserve	(3,575)	(7,246)		15,746
Capital reserve for re-measurement of defined benefit plan	14,129	13,764		13,279
Accumulated Deficit	(60,628,662)	(25,312,169)		(6,817,048)
Total Shareholders’ equity	2,929,852	34,826,225		49,270,699
Total Liabilities and Shareholders’ Equity	$ 33,997,632	$ 36,801,368		$ 49,903,208

[1]	Revised as of December 31, 2022 (Note 4)